Convertible Notes Payable (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Convertible Notes Payable [Abstract]
Bears interest rate	0.00%
Interest on outstanding balance rate	10.00%	10.00%
Convertible notes payable	¥ 109,119,912	$ 15,180,000